Exceptional items (Tables)	12 Months Ended
Jun. 30, 2022
Exceptional Items [Abstract]
Schedule of exceptional items

	2022 £ million	2021 £ million	2020 £ million
Exceptional operating items
Brand, goodwill, tangible and other assets impairment (a)	(336)	—	(1,345)
Winding down Russian operations (b)	(50)	—	—
Donations (c)	(2)	(5)	(89)
Ongoing litigation in Turkey (d)	—	(15)	—
Guaranteed minimum pension equalisation (e)	—	(5)	—
Obsolete inventories (f)	—	7	(30)
Substitution drawback (g)	—	3	83
Indirect tax in Korea (h)	—	—	24
	(388)	(15)	(1,357)
Non-operating items
Sale of businesses and brands
Meta Abo Brewery (i)	(95)	—	—
Windsor business (j)	(19)	—	—
Picon brand (k)	91	—	—
United National Breweries (l)	6	10	(32)
USL businesses (m)	—	3	—
Portfolio of 19 brands (n)	—	1	2
Loss on disposal of associate (o)	—	—	(1)
Step acquisitions (p)	—	—	8
	(17)	14	(23)

Exceptional items before taxation	(405)	(1)	(1,380)
Items included in taxation (note 7 (b))	31	(84)	154

Total exceptional items	(374)	(85)	(1,226)
Attributable to:
Equity shareholders of the parent company	(271)	(86)	(1,157)
Non-controlling interests	(103)	1	(69)
Total exceptional items	(374)	(85)	(1,226)

Schedule of exceptional cash flows
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2022 £ million	2021 £ million	2020 £ million
Donations	(37)	(50)	(7)
Thalidomide (note 15 (d) (i))	(16)	(15)	(17)
Winding down Russian operations	(13)	—	—
Indirect tax in Korea	—	(10)	—
Ongoing litigation in Turkey	—	(1)	—
Substitution drawback	—	60	26
French tax audit	—	—	(88)
Total cash payments	(66)	(16)	(86)